Subsequent Events (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Par value per share	$ 0.0001	$ 0.0001
Common Stock [Member]
Subsequent Events [Line Items]
Par value per share		$ 0.0001